Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Pension Plan Assets Fair Value (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019 Fund Stock	Dec. 31, 2018 Fund Stock
Minimum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Approximate or typical number of stocks held in the portfolio | Stock	60	60
Maximum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Approximate or typical number of stocks held in the portfolio | Stock	70	70
Mutual Funds - Equity - Small-cap Core [Member] | Maximum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Market capitalizations	10.00%	10.00%
Mutual Funds - Fixed Income Intermediate duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Assets category consist of number of funds | Fund	3	3
Mutual Funds - Fixed Income Intermediate duration [Member] | Minimum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Maturity Period of debt security	5 years	5 years
Mutual Funds - Fixed Income Intermediate duration [Member] | Maximum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Maturity Period of debt security	20 years	20 years
Mutual Funds-Fixed Income Long Duration [Member] | Minimum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Maturity Period of debt security	20 years	20 years
International Equity [Member] | Minimum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Percentage of total assets invested in equity securities, including common stocks, preferred stocks, and convertible securities	80.00%	80.00%
Mutual Funds Fixed Income US Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Number of investments in fund assets in investment grade fixed income securities | Fund	2	2
Mutual Funds Fixed Income US Core [Member] | Maximum [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Percentage of fund assets in investment grade fixed income securities	80.00%	80.00%
Percentage of target investments in mortgage-backed securities	50.00%	50.00%